Variable Interest Entities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Variable Interest Entities	Variable Interest Entities
As at December 31, 2023, the Company held an investment in one (December 31, 2022 — one) variable interest entity (“VIE”), namely Peregrine Reinsurance Ltd (“Peregrine”).
Peregrine. In November 2016, Peregrine, a subsidiary of the Company, was registered as a segregated accounts company under the Segregated Accounts Companies Act 2000, as amended. As at December 31, 2023, Peregrine had six segregated accounts which were funded by third-party investors, which are not consolidated, and two segregated accounts which are funded by Aspen and are consolidated within the financial statements.
The Company has determined that Peregrine has the characteristics of a VIE as addressed by the guidance in ASC 810, Consolidation. The six segregated accounts have not been consolidated as part of the Company’s consolidated financial statements because the Company is not the primary beneficiary of those accounts. The Company has, however, concluded that it is the primary beneficiary of the Peregrine general fund and, similar to prior reporting periods, the results of the Peregrine general fund are included in the Company’s consolidated financial statements.